Fees Summary	Oct. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,379,000
Previously Paid Amount	0.00
Total Fee Amount	880.94
Total Offset Amount	0.00
Net Fee	880.94
Narrative - Max Aggregate Offering Price	$ 6,379,000
Final Prospectus	true